CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Sale of products	$ 5,718	$ 3,365	$ 5,882
Services rendered	926	893	826
Total revenues	6,644	4,258	6,708
Cost of revenues:
Cost of products sold	2,514	1,780	2,507
Cost of services rendered	631	699	454
Total cost of revenues	3,145	2,479	2,961
Gross profit	3,499	1,779	3,747
Research and development	560	625	682
Marketing and selling	1,187	1,022	1,371
General and administrative	729	866	734
Operating Profit (loss)	1,023	(734)	960
Financial expenses - net	(365)	(278)	(134)
Profit (loss) before other expenses	658	(1,012)	826
Other expenses			(2)
Profit (loss) before taxes on income	658	(1,012)	824
Taxes on income
Net Profit (loss) for the year	$ 658	$ (1,012)	$ 824
Profit (loss) per share:
Basic earnings (loss) per share	$ 0.008	$ (0.013)	$ 0.012
Diluted earnings (loss) per share	$ 0.008	$ (0.013)	$ 0.012
Weighted average number of shares used in Computation of Profit (loss) per share -
Basic	82,183	78,155	70,042
Diluted	83,519	78,155	71,639